Janus Henderson Adaptive Risk Managed U.S. Equity Fund Average Annual Total Returns - Class D Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
S&P 500® Minimum Volatility IndexTR (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.74%	10.27%	11.56%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.52%	7.78%	8.82%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.42%	7.50%	8.34%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.33%	10.67%	11.23%